Pacer Trendpilot® US Large Cap ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communication Services - 11.0%
Alphabet, Inc. - Class A	327,086	$110,555,068
Alphabet, Inc. - Class C	261,292	88,455,181
AT&T, Inc.	399,106	10,460,568
Charter Communications, Inc. - Class A (a)(b)	4,961	1,022,561
Comcast Corp. - Class A	204,609	6,087,118
Electronic Arts, Inc.	12,756	2,601,204
Fox Corp. - Class A	11,899	866,009
Fox Corp. - Class B	8,553	560,820
Live Nation Entertainment, Inc. (a)(b)	8,925	1,298,141
Match Group, Inc.	13,643	424,979
Meta Platforms, Inc. - Class A	122,341	87,657,327
Netflix, Inc. (a)	238,539	19,915,621
News Corp. - Class A	21,324	576,388
News Corp. - Class B	6,309	196,210
Omnicom Group, Inc.	18,126	1,396,427
Paramount Skydance Corp. (b)	17,485	196,007
Take-Two Interactive Software, Inc. (a)	9,842	2,168,193
TKO Group Holdings, Inc.	3,872	784,390
T-Mobile US, Inc.	27,095	5,343,405
Trade Desk, Inc. - Class A (a)	25,277	766,651
Verizon Communications, Inc.	237,364	10,567,445
Walt Disney Co.	100,512	11,337,754
Warner Bros Discovery, Inc. (a)	139,828	3,850,863
		367,088,330

Consumer Discretionary - 10.4%
Airbnb, Inc. - Class A (a)	23,947	3,098,023
Amazon.com, Inc. (a)	547,150	130,932,995
Aptiv PLC (a)	12,365	936,649
AutoZone, Inc. (a)	958	3,548,710
Best Buy Co., Inc.	11,166	726,907
Booking Holdings, Inc.	1,829	9,148,365
Carnival Corp. (a)	61,480	1,845,630
Carvana Co. (a)	8,063	3,234,150
Chipotle Mexican Grill, Inc. (a)	74,448	2,893,794
Darden Restaurants, Inc. (b)	6,637	1,323,086
Deckers Outdoor Corp. (a)	8,408	1,003,411
Domino's Pizza, Inc.	1,793	735,722
DoorDash, Inc. - Class A (a)	20,944	4,285,561
DR Horton, Inc.	15,417	2,294,666
eBay, Inc.	25,905	2,363,054
Expedia Group, Inc.	6,686	1,770,720
Ford Motor Co.	221,210	3,070,395
Garmin Ltd.	9,269	1,869,001
General Motors Co.	52,518	4,411,512
Genuine Parts Co.	7,880	1,095,241
Hasbro, Inc.	7,564	675,541
Hilton Worldwide Holdings, Inc.	13,089	3,907,197
Home Depot, Inc.	56,044	20,993,522
Las Vegas Sands Corp.	17,522	923,935
Lennar Corp. - Class A	12,157	1,329,368
Lowe's Cos., Inc.	31,740	8,476,484
Lululemon Athletica, Inc. (a)	6,190	1,080,155
Marriott International, Inc. - Class A	12,556	3,958,907
McDonald's Corp.	40,102	12,632,130
MGM Resorts International (a)(b)	11,567	387,957
NIKE, Inc. - Class B	67,300	4,159,813
Norwegian Cruise Line Holdings Ltd. (a)	25,585	561,847
NVR, Inc. (a)	165	1,259,895
O'Reilly Automotive, Inc. (a)	47,523	4,676,738
Pool Corp.	1,861	472,861
PulteGroup, Inc.	11,211	1,402,384
Ralph Lauren Corp.	2,210	781,036
Ross Stores, Inc.	18,516	3,493,043
Royal Caribbean Cruises Ltd. (b)	14,298	4,641,846
Starbucks Corp.	64,440	5,925,258
Tapestry, Inc.	11,812	1,499,061
Tesla Motors, Inc. (a)	158,225	68,101,622
TJX Cos., Inc.	62,670	9,388,593
Tractor Supply Co. (b)	30,035	1,528,181
Ulta Beauty, Inc. (a)	2,558	1,655,947
Williams-Sonoma, Inc.	6,986	1,429,685
Wynn Resorts Ltd.	4,786	514,256
Yum! Brands, Inc.	15,752	2,449,436
		348,894,290

Consumer Staples - 5.0%
Altria Group, Inc.	95,169	5,899,526
Archer-Daniels-Midland Co.	27,244	1,833,794
Brown-Forman Corp. - Class B (b)	9,997	273,618
Bunge Global SA	7,936	903,752
Campbell's Co. (b)	11,172	312,593
Church & Dwight Co., Inc.	13,801	1,328,346
Clorox Co.	6,946	783,439
Coca-Cola Co.	217,953	16,305,064
Colgate-Palmolive Co.	45,768	4,132,393
Conagra Brands, Inc.	27,134	502,250
Constellation Brands, Inc. - Class A	8,100	1,269,270
Costco Wholesale Corp. (b)	24,737	23,258,964
Dollar General Corp.	12,477	1,789,576
Dollar Tree, Inc. (a)	10,681	1,255,979
Estee Lauder Cos., Inc. - Class A	14,009	1,614,957
General Mills, Inc.	30,261	1,399,874
Hershey Co.	8,398	1,635,510
Hormel Foods Corp.	16,518	406,508
J M Smucker Co.	6,050	634,403
Kenvue, Inc.	108,700	1,891,380
Keurig Dr Pepper, Inc.	76,862	2,109,093
Kimberly-Clark Corp.	18,796	1,879,412
Kroger Co.	34,476	2,166,817
Lamb Weston Holdings, Inc. (b)	7,890	362,388
McCormick & Co., Inc.	14,328	885,900
Molson Coors Beverage Co. - Class B	9,592	460,800
Mondelez International, Inc. - Class A	73,270	4,284,097
Monster Beverage Corp. (a)	40,366	3,259,958
PepsiCo, Inc.	76,993	11,828,435
Philip Morris International, Inc.	87,649	15,727,737
Procter & Gamble Co.	130,164	19,754,990
Sysco Corp.	27,059	2,268,897
Target Corp.	25,750	2,715,852
The Kraft Heinz Co.	48,211	1,144,529
Tyson Foods, Inc. - Class A	16,188	1,057,562
Walmart, Inc.	245,149	29,207,052
		166,544,715

Energy - 3.2%
APA Corp. (b)	20,243	534,618
Baker Hughes Co.	55,863	3,130,562
Chevron Corp.	106,564	18,851,171
ConocoPhillips	69,581	7,252,428
Coterra Energy, Inc.	43,269	1,248,311
Devon Energy Corp.	36,000	1,447,560
Diamondback Energy, Inc.	10,665	1,748,527
EOG Resources, Inc.	30,937	3,468,966
EQT Corp.	35,367	2,041,737
Expand Energy Corp.	13,509	1,518,547
Exxon Mobil Corp.	235,680	33,325,152
Halliburton Co.	48,292	1,618,748
Kinder Morgan, Inc.	110,863	3,380,213
Marathon Petroleum Corp.	16,929	2,982,720
Occidental Petroleum Corp.	40,716	1,848,099
ONEOK, Inc.	35,750	2,831,042
Phillips 66	22,931	3,291,974
SLB Ltd.	84,498	4,088,013
Targa Resources Corp.	12,219	2,455,775
Texas Pacific Land Corp.	3,277	1,141,576
Valero Energy Corp.	17,182	3,117,330
Williams Cos., Inc.	69,216	4,655,468
		105,978,537

Financials - 12.9%
Aflac, Inc.	26,560	2,946,832
Allstate Corp.	14,935	2,971,916
American Express Co.	30,261	10,657,016
American International Group, Inc.	30,392	2,275,753
Ameriprise Financial, Inc.	5,240	2,762,476
Aon PLC - Class A	12,110	4,234,140
Apollo Global Management, Inc.	26,071	3,507,592
Arch Capital Group Ltd. (a)	20,335	1,952,973
Ares Management Corp. - Class A (b)	11,628	1,740,363
Arthur J Gallagher & Co.	14,528	3,622,847
Assurant, Inc.	2,888	687,719
Bank of America Corp.	378,208	20,120,666
Bank of New York Mellon Corp.	39,262	4,708,299
Berkshire Hathaway, Inc. - Class B (a)	103,350	49,662,776
Blackrock, Inc.	8,140	9,108,172
Blackstone, Inc.	41,750	5,946,035
Block, Inc. (a)	31,172	1,883,724
Brown & Brown, Inc.	16,591	1,196,211
Capital One Financial Corp.	35,797	7,837,037
Cboe Global Markets, Inc.	5,925	1,570,481
Charles Schwab Corp.	94,037	9,772,325
Chubb Ltd.	20,615	6,381,579
Cincinnati Financial Corp.	8,893	1,430,795
Citigroup, Inc.	100,727	11,655,121
Citizens Financial Group, Inc.	24,436	1,538,979
CME Group, Inc.	20,428	5,904,918
Coinbase Global, Inc. - Class A (a)	12,751	2,483,130
Corpay, Inc. (a)	4,032	1,268,588
Erie Indemnity Co. - Class A	1,444	408,666
Everest Group Ltd.	2,378	787,784
FactSet Research Systems, Inc.	2,160	549,418
Fidelity National Information Services, Inc.	29,626	1,636,837
Fifth Third Bancorp (b)	37,490	1,882,748
Fiserv, Inc. (a)	30,822	1,964,286
Franklin Resources, Inc.	17,342	461,644
Global Payments, Inc.	13,761	987,214
Globe Life, Inc.	4,608	646,134
Goldman Sachs Group, Inc.	16,894	15,802,817
Hartford Insurance Group, Inc.	15,957	2,155,152
Huntington Bancshares, Inc.	89,533	1,565,037
Interactive Brokers Group, Inc. - Class A	25,227	1,888,998
Intercontinental Exchange, Inc.	32,103	5,578,859
Invesco Ltd.	25,279	689,864
Jack Henry & Associates, Inc.	4,162	745,872
JPMorgan Chase & Co.	152,585	46,674,226
KeyCorp.	52,787	1,135,976
KKR & Co., Inc.	38,840	4,437,858
Loews Corp.	9,649	1,018,645
M&T Bank Corp.	8,663	1,919,461
Marsh & McLennan Cos., Inc.	27,583	5,190,845
Mastercard, Inc. - Class A	45,825	24,690,052
MetLife, Inc.	31,645	2,496,158
Moody's Corp.	8,648	4,458,563
Morgan Stanley	68,004	12,431,131
MSCI, Inc.	4,238	2,581,874
Nasdaq, Inc.	25,680	2,488,135
Northern Trust Corp.	10,846	1,620,718
PayPal Holdings, Inc.	52,680	2,775,709
PNC Financial Services Group, Inc.	22,088	4,932,250
Principal Financial Group, Inc.	11,482	1,087,575
Progressive Corp.	33,202	6,906,016
Prudential Financial, Inc.	19,960	2,217,756
Raymond James Financial, Inc. (b)	10,090	1,673,527
Regions Financial Corp. (b)	50,530	1,440,105
Robinhood Markets, Inc. - Class A (a)	43,834	4,360,606
S&P Global, Inc.	17,462	9,216,269
State Street Corp.	15,729	2,058,297
Synchrony Financial	20,280	1,472,936
T Rowe Price Group, Inc.	12,460	1,316,773
Travelers Cos., Inc.	12,566	3,575,153
Truist Financial Corp.	72,029	3,703,731
US Bancorp	88,150	4,946,096
Visa, Inc. - Class A	94,466	30,401,993
W R Berkley Corp. (b)	16,996	1,165,586
Wells Fargo & Co.	176,722	15,991,574
Willis Towers Watson PLC	5,522	1,753,069
		429,718,456

Health Care - 9.4%
Abbott Laboratories	97,899	10,700,361
AbbVie, Inc.	98,576	21,983,434
Agilent Technologies, Inc.	16,058	2,149,363
Align Technology, Inc. (a)	3,832	624,731
Amgen, Inc.	30,321	10,366,143
Baxter International, Inc. (b)	29,082	583,676
Becton Dickinson & Co. (b)	16,228	3,302,073
Biogen, Inc. (a)	8,298	1,492,727
Bio-Techne Corp.	8,903	570,593
Boston Scientific Corp. (a)	83,946	7,851,469
Bristol-Myers Squibb Co.	115,192	6,341,320
Cardinal Health, Inc.	13,559	2,913,558
Cencora, Inc.	11,001	3,951,779
Centene Corp. (a)	26,448	1,145,727
Charles River Laboratories International, Inc. (a)	2,818	593,133
Cigna Group	15,119	4,144,269
Cooper Cos., Inc. (a)	11,303	919,838
CVS Health Corp.	71,796	5,350,238
Danaher Corp.	35,408	7,750,457
DaVita, Inc. (a)(b)	2,030	221,960
DexCom, Inc. (a)	22,198	1,621,342
Edwards Lifesciences Corp. (a)	32,675	2,658,438
Elevance Health, Inc.	12,521	4,329,011
Eli Lilly & Co.	44,763	46,425,945
GE HealthCare Technologies, Inc.	25,850	2,041,375
Gilead Sciences, Inc.	69,863	9,917,053
HCA Healthcare, Inc.	9,002	4,395,407
Henry Schein, Inc. (a)	5,857	442,086
Hologic, Inc. (a)	12,606	944,568
Humana, Inc.	6,816	1,330,483
IDEXX Laboratories, Inc. (a)	4,538	3,042,547
Incyte Corp. (a)	9,284	929,050
Insulet Corp. (a)	4,012	1,026,310
Intuitive Surgical, Inc. (a)	19,973	10,070,786
IQVIA Holdings, Inc. (a)	9,632	2,216,805
Johnson & Johnson	134,592	30,586,032
Labcorp Holdings, Inc.	4,728	1,283,747
McKesson Corp.	6,966	5,790,209
Medtronic PLC	72,608	7,475,720
Merck & Co., Inc.	139,736	15,408,689
Mettler-Toledo International, Inc. (a)	1,168	1,603,944
Moderna, Inc. (a)(b)	19,595	863,552
Molina Healthcare, Inc. (a)	3,075	552,239
Pfizer, Inc.	320,073	8,462,730
Quest Diagnostics, Inc.	6,360	1,189,511
Regeneron Pharmaceuticals, Inc.	5,692	4,220,333
ResMed, Inc.	8,298	2,143,456
Revvity, Inc. (b)	6,577	715,578
Solventum Corp. (a)(b)	8,348	642,546
STERIS PLC	5,572	1,463,207
Stryker Corp.	19,389	7,165,399
Thermo Fisher Scientific, Inc.	21,165	12,246,281
UnitedHealth Group, Inc.	51,001	14,633,717
Universal Health Services, Inc. - Class B	3,204	644,837
Vertex Pharmaceuticals, Inc. (a)	14,288	6,713,931
Viatris, Inc.	65,952	863,312
Waters Corp. (a)	3,374	1,250,809
West Pharmaceutical Services, Inc.	4,102	948,054
Zimmer Biomet Holdings, Inc.	11,261	980,495
Zoetis, Inc.	25,109	3,134,105
		315,330,488

Industrials - 8.6%
3M Co.	29,915	4,581,781
A O Smith Corp. (b)	6,505	478,053
Allegion PLC	4,876	806,442
AMETEK, Inc.	13,094	2,932,794
Automatic Data Processing, Inc.	22,771	5,620,338
Axon Enterprise, Inc. (a)	4,433	2,143,710
Boeing Co. (a)	44,092	10,305,182
Broadridge Financial Solutions, Inc.	6,646	1,309,993
Builders FirstSource, Inc. (a)	6,282	718,661
Carrier Global Corp.	44,580	2,656,076
Caterpillar, Inc.	26,355	17,324,723
CH Robinson Worldwide, Inc.	6,686	1,303,436
Cintas Corp.	19,439	3,720,430
Comfort Systems USA, Inc.	2,012	2,297,905
Copart, Inc. (a)	50,399	2,045,191
CSX Corp.	105,626	3,988,438
Cummins, Inc.	7,790	4,509,008
Dayforce, Inc. (a)	9,044	626,478
Deere & Co. (b)	14,171	7,482,288
Delta Air Lines, Inc.	36,736	2,420,535
Dover Corp.	7,771	1,565,779
Eaton Corp. PLC	21,880	7,689,070
EMCOR Group, Inc.	2,538	1,829,213
Emerson Electric Co.	31,900	4,688,024
Equifax, Inc. (b)	7,036	1,417,050
Expeditors International of Washington, Inc.	7,720	1,239,369
Fastenal Co.	64,979	2,817,489
FedEx Corp.	12,335	3,974,954
Fortive Corp.	17,888	944,665
GE Vernova, Inc.	15,292	11,107,650
Generac Holdings, Inc. (a)	3,334	560,245
General Dynamics Corp.	14,308	5,023,396
General Electric Co.	59,385	18,218,724
Honeywell International, Inc.	35,745	8,132,702
Howmet Aerospace, Inc.	22,636	4,710,099
Hubbell, Inc. (b)	3,015	1,471,139
Huntington Ingalls Industries, Inc.	2,230	937,737
IDEX Corp.	4,269	847,610
Illinois Tool Works, Inc.	15,024	3,925,170
Ingersoll Rand, Inc. (b)	20,508	1,765,534
Jacobs Solutions, Inc.	6,776	916,522
JB Hunt Trasport Services, Inc.	4,328	877,372
Johnson Controls International PLC	34,406	4,103,260
L3Harris Technologies, Inc.	10,618	3,640,381
Leidos Holdings, Inc.	7,274	1,369,549
Lennox International, Inc. (b)	1,811	896,590
Lockheed Martin Corp.	11,482	7,282,114
Masco Corp. (b)	11,860	783,827
Nordson Corp.	3,045	835,944
Norfolk Southern Corp.	12,716	3,703,408
Northrop Grumman Corp.	7,559	5,232,793
Old Dominion Freight Line, Inc.	10,478	1,814,790
Otis Worldwide Corp.	22,238	1,899,570
PACCAR, Inc.	29,740	3,655,343
Parker-Hannifin Corp.	7,110	6,653,822
Paychex, Inc.	18,383	1,895,839
Paycom Software, Inc.	2,858	385,116
Pentair PLC	9,294	979,309
Quanta Services, Inc. (b)	8,438	4,004,928
Republic Services, Inc.	11,502	2,473,965
Rockwell Automation, Inc.	6,400	2,698,560
Rollins, Inc.	15,951	1,010,336
RTX Corp.	75,494	15,169,009
Snap-On, Inc.	2,980	1,091,008
Southwest Airlines Co.	29,770	1,414,670
Stanley Black & Decker, Inc.	8,798	692,051
Textron, Inc.	10,089	888,437
Trane Technologies PLC	12,496	5,255,568
TransDigm Group, Inc.	3,184	4,545,287
Uber Technologies, Inc. (a)	116,981	9,364,329
Union Pacific Corp.	33,397	7,851,635
United Airlines Holdings, Inc. (a)	18,365	1,879,107
United Parcel Service, Inc. - Class B	41,710	4,430,436
United Rentals, Inc.	3,582	2,801,339
Veralto Corp.	14,070	1,392,649
Verisk Analytics, Inc.	7,920	1,722,283
W.W. Grainger, Inc.	2,468	2,665,292
Waste Management, Inc.	20,994	4,665,707
Westinghouse Air Brake Technologies Corp.	9,692	2,230,517
Xylem, Inc.	13,800	1,902,606
		287,212,349

Information Technology - 33.4% (c)
Accenture PLC - Class A	34,922	9,206,836
Adobe, Inc. (a)	23,580	6,914,835
Advanced Micro Devices, Inc. (a)	91,655	21,697,488
Akamai Technologies, Inc. (a)	8,130	789,830
Amphenol Corp. - Class A	68,916	9,929,417
Analog Devices, Inc.	27,708	8,613,863
Apple, Inc.	832,110	215,915,903
Applied Materials, Inc.	44,858	14,458,631
AppLovin Corp. - Class A (a)	15,257	7,218,239
Arista Networks, Inc. (a)	58,370	8,273,364
Autodesk, Inc. (a)	12,130	3,067,313
Broadcom, Inc.	266,356	88,243,743
Cadence Design System, Inc. (a)	15,422	4,570,464
CDW Corp.	7,444	940,847
Cisco Systems, Inc.	221,847	17,375,057
Cognizant Technology Solutions Corp. - Class A	27,190	2,231,211
Corning, Inc.	44,198	4,563,444
Crowdstrike Holdings, Inc. - Class A (a)	14,132	6,237,935
Datadog, Inc. - Class A (a)	18,321	2,369,272
Dell Technologies, Inc. - Class C	17,200	1,968,368
EPAM Systems, Inc. (a)	3,154	657,924
F5, Inc. (a)	3,254	896,835
Fair Isaac Corp. (a)	1,344	1,966,500
First Solar, Inc. (a)	6,070	1,368,906
Fortinet, Inc. (a)	35,588	2,891,881
Gartner, Inc. (a)	4,069	852,903
Gen Digital, Inc.	31,735	761,323
GoDaddy, Inc. - Class A (a)	7,851	789,183
Hewlett Packard Enterprise Co.	74,264	1,598,161
HP, Inc.	53,222	1,034,636
Intel Corp. (a)	252,415	11,729,725
International Business Machines Corp.	52,633	16,142,541
Intuit, Inc.	15,699	7,832,545
Jabil, Inc.	6,090	1,444,487
Keysight Technologies, Inc. (a)	9,782	2,116,140
KLA Corp.	7,404	10,572,468
Lam Research Corp.	70,721	16,510,525
Microchip Technology, Inc.	30,576	2,321,330
Micron Technology, Inc.	63,255	26,243,234
Microsoft Corp.	419,181	180,369,393
Monolithic Power Systems, Inc.	2,728	3,066,681
Motorola Solutions, Inc.	9,464	3,809,639
NetApp, Inc.	11,343	1,092,898
NVIDIA Corp.	1,368,205	261,505,022
NXP Semiconductors NV	14,278	3,228,827
ON Semiconductor Corp. (a)	23,163	1,387,232
Oracle Corp.	94,702	15,586,055
Palantir Technologies, Inc. - Class A (a)	128,602	18,851,767
Palo Alto Networks, Inc. (a)	38,565	6,824,848
PTC, Inc. (a)	6,786	1,059,498
Qnity Electronics, Inc.	11,875	1,142,138
QUALCOMM, Inc.	60,311	9,142,545
Roper Technologies, Inc.	6,100	2,264,503
salesforce.com, Inc.	52,777	11,204,029
Sandisk Corp. (a)	7,815	4,503,394
Seagate Technology Holdings PLC	12,060	4,916,741
ServiceNow, Inc. (a)	58,412	6,834,788
Skyworks Solutions, Inc. (b)	8,423	469,666
Super Micro Computer, Inc. (a)(b)	28,408	826,957
Synopsys, Inc. (a)	10,484	4,876,266
TE Connectivity PLC	16,736	3,728,446
Teledyne Technologies, Inc. (a)	2,678	1,661,163
Teradyne, Inc.	9,025	2,175,476
Texas Instruments, Inc. (b)	51,156	11,026,676
Trimble, Inc. (a)	13,509	913,208
Tyler Technologies, Inc. (a)	2,458	907,985
VeriSign, Inc.	4,756	1,161,558
Western Digital Corp.	19,251	4,817,178
Workday, Inc. - Class A (a)	12,260	2,153,224
Zebra Technologies Corp. - Class A (a)	2,908	683,322
		1,114,508,430

Materials - 2.0%
Air Products & Chemicals, Inc.	12,606	3,435,135
Albemarle Corp.	6,666	1,137,420
Amcor PLC (b)	26,114	1,155,527
Avery Dennison Corp.	4,428	821,438
Ball Corp. (b)	15,417	876,765
CF Industries Holdings, Inc.	9,195	857,250
Corteva, Inc.	38,503	2,803,018
CRH PLC	37,749	4,620,855
Dow, Inc.	40,198	1,107,455
DuPont de Nemours, Inc.	23,750	1,043,100
Ecolab, Inc.	14,468	4,079,831
Freeport-McMoRan, Inc.	81,338	4,898,988
International Flavors & Fragrances, Inc.	14,538	1,014,898
International Paper Co.	29,940	1,207,181
Linde PLC	26,290	12,013,741
LyondellBasell Industries NV - Class A	14,608	715,792
Martin Marietta Materials, Inc.	3,434	2,238,796
Mosaic Co.	17,980	494,450
Newmont Goldcorp Corp.	61,452	6,904,132
Nucor Corp. (b)	13,026	2,314,981
Packaging Corp. of America	5,086	1,131,889
PPG Industries, Inc.	12,796	1,479,601
Sherwin-Williams Co.	12,997	4,609,256
Smurfit WestRock PLC	29,577	1,231,291
Steel Dynamics, Inc.	7,841	1,408,008
Vulcan Materials Co.	7,514	2,258,258
		65,859,056

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	16,606	2,828,500
CoStar Group, Inc. (a)	24,010	1,476,615
		4,305,115

Utilities - 2.2%
AES Corp.	40,336	590,922
Alliant Energy Corp. (b)	14,568	960,177
Ameren Corp.	15,334	1,583,696
American Electric Power Co., Inc.	30,286	3,627,506
American Water Works Co., Inc.	11,076	1,430,244
Atmos Energy Corp.	9,084	1,511,033
CenterPoint Energy, Inc.	36,984	1,467,895
CMS Energy Corp.	16,975	1,213,543
Consolidated Edison, Inc.	20,458	2,181,437
Constellation Energy Corp.	17,682	4,962,984
Dominion Energy, Inc.	48,311	2,906,873
DTE Energy Co.	11,782	1,583,265
Duke Energy Corp.	44,058	5,346,438
Edison International	21,817	1,358,763
Entergy Corp.	25,306	2,426,592
Evergy, Inc.	13,036	1,000,252
Eversource Energy	20,984	1,450,624
Exelon Corp.	57,222	2,562,401
FirstEnergy Corp.	29,442	1,393,784
NextEra Energy, Inc.	117,229	10,304,429
NiSource, Inc.	26,667	1,181,081
NRG Energy, Inc.	10,971	1,674,504
PG&E Corp.	124,236	1,915,719
Pinnacle West Capital Corp. (b)	6,761	632,559
PPL Corp.	41,905	1,519,056
Public Service Enterprise Group, Inc.	28,288	2,329,800
Sempra	36,985	3,218,065
Southern Co.	62,294	5,563,477
Vistra Corp.	18,055	2,859,009
WEC Energy Group, Inc.	18,249	2,019,617
Xcel Energy, Inc.	33,502	2,548,162
		75,323,907
TOTAL COMMON STOCKS (Cost $2,814,911,460)		3,280,763,673

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	8,848	483,455
American Tower Corp.	26,549	4,759,705
AvalonBay Communities, Inc.	8,070	1,433,797
BXP, Inc.	8,338	539,218
Camden Property Trust	6,060	660,843
Crown Castle, Inc.	24,666	2,141,255
Digital Realty Trust, Inc.	18,180	3,016,971
Equinix, Inc.	5,542	4,549,594
Equity Residential	19,660	1,225,211
Essex Property Trust, Inc.	3,652	919,829
Extra Space Storage, Inc.	12,040	1,661,159
Federal Realty Investment Trust	4,448	449,960
Healthpeak Properties, Inc.	39,377	678,859
Host Hotels & Resorts, Inc.	36,221	671,175
Invitation Homes, Inc.	31,960	854,291
Iron Mountain, Inc.	16,736	1,541,888
Kimco Realty Corp.	38,383	809,114
Mid-America Apartment Communities, Inc.	6,616	888,529
Prologis, Inc.	52,600	6,867,456
Public Storage	8,945	2,470,519
Realty Income Corp.	51,792	3,167,599
Regency Centers Corp.	9,264	675,068
SBA Communications Corp.	6,090	1,121,230
Simon Property Group, Inc.	18,481	3,535,600
UDR, Inc.	17,106	635,488
Ventas, Inc.	25,745	1,999,614
VICI Properties, Inc.	60,336	1,694,235
Welltower, Inc.	38,653	7,280,679
Weyerhaeuser Co.	40,889	1,054,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,520,856)		57,786,459

RIGHTS - 0.0% (d)	Shares	Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(e)	43,781	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	69,610,800	69,610,800
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $69,610,800)		69,610,800

TOTAL INVESTMENTS - 102.0% (Cost $2,943,043,116)		3,408,160,932
Liabilities in Excess of Other Assets - (2.0)%		(68,200,349)
TOTAL NET ASSETS - 100.0%		$3,339,960,583

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $67,365,852.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® US Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,280,763,673	$–	$–	$3,280,763,673
Real Estate Investment Trusts	57,786,459	–	–	57,786,459
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	69,610,800
Total Investments	$3,338,550,132	$–	$0	$3,408,160,932

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $69,610,800 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Ending balance as of January 31, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$0	Intrinsic Value	Corporate Action	0.00 USD
	$0